Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Comprehensive Income [Abstract]
Net income	$ 883	$ 1,096
Other comprehensive income (loss), net of tax:
Net unrealized gain (loss) on translation of net investment in foreign operations	593	(555)
Net unrealized gain (loss) on cash flow hedges	207	(102)
Pension and post-retirement benefits	34	1
Reclassification of net loss (gain) on cash flow hedges to net income	5	(54)
Reclassification of net loss on pensions to net income	4	1
Net unrealized gain on available-for-sale investments	2	0
Other comprehensive income (loss)	845	(709)
Comprehensive income	1,728	387
Comprehensive income attributable to non-controlling interests	(86)	(71)
Comprehensive income attributable to Magna International Inc.	$ 1,642	$ 316